Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Employee Stock Options Estimated Using Weighted Average Assumptions
	Year ended August 31,
	2014	2013	2012
Expected term (in years)	5.50-6.08	5.50-6.08	5.50-6.46
Expected volatility	83%-87%	87%-88%	78%-81%
Risk free interest rate	1.62%-2.04%	0.82%-1.96%	0.88%-1.35%
Expected dividend yield	0%	0%	0%

Summary of Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised
	Nine months ended
	May 31,
	2015	2014
Stock-based compensation expense	$1,780	$2,804
Fair value changes of collaboration warrants	(3)	(4)
	$1,777	$2,800

	Year ended August 31,
	2014	2013	2012
Stock-based compensation costs for employee stock options	$3,074	$3,624	$2,464
Fair value changes of collaboration warrants	(6)	(314)	(555)
Total stock-based compensation costs included in operating expenses	$3,068	$3,310	$1,909
Intrinsic value of stock options exercised	$-	$79	$3,573

Summary of Stock Option Transactions under Option Plans
	Shares	Weighted Average Exercise Price
Options outstanding at August 31, 2014	396,504	$46.62
Options granted	40,643	3.80
Options forfeited	(14,065)	37.37
Options outstanding at May 31, 2015	423,082	$42.82

		Weighted
		Average
	Shares	Exercise Price
Options outstanding at August 31, 2012	347,199	$63.36
Options granted	39,383	29.04
Options exercised	(2,979)	18.88
Options forfeited	(34,773)	62.96
Options outstanding at August 31, 2013	348,830	59.92
Options granted	98,004	10.16
Options forfeited	(50,330)	67.6
Options outstanding at August 31, 2014	396,504	$46.62

Summary of Information about Stock Options Outstanding and Exercisable
		Remaining	Weighted-	Number	Remaining	Weighted-
	Number	Contractual	Average	Vested and	Contractual	Average
Range of Exercise Price	Outstanding	Life	Exercise Price	Exercisable	Life	Exercise Price

$5.04 - $12.16	97,994	9.15	$10.16	41,681	9.09	$10.40
$14.40 - $15.60	51,624	1.27	$15.60	51.624	1.27	$15.60
$26.24 - $45.68	60,603	4.75	$29.44	41,351	3.02	$30.40
$53.28 - $71.76	106,759	4.68	$54.96	102,862	4.59	$54.88
$96.80 - $137.28	79,636	7.27	$113.28	46,280	7.24	$114.08
	396,616			283,798

Summary of Restricted Stock Transactions under Option Plans
	Shares	Weighted Average Grant Date Fair Value
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58
Restricted stock granted	9,125	4.20
Restricted stock vested	(7,051)	45.14
Restricted stock forfeited	(2,650)	5.57
Restricted stock outstanding and unvested at May 31, 2015	37,242	$25.17

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Restricted stock outstanding and unvested at August 31, 2012	5,048	$96.80
Restricted stock granted	36,046	$41.92
Restricted stock vested	(2,387)	$91.36
Restricted stock forfeited	(2,396)	$70.48
Restricted stock outstanding and unvested at August 31, 2013	36,311	$44.40
Restricted stock granted	41,032	$10.48
Restricted stock vested	(32,877)	$16.96
Restricted stock forfeited	(6,648)	$38.00
Restricted stock outstanding and unvested at August 31, 2014	37,818	$32.58